Polar Capital Emerging Market Stars Fund
PORTFOLIO OF INVESTMENTS
December 31, 2022 (Unaudited)
COMMON STOCKS – 94.5%	Shares	Fair Value
INTERNET & CATALOG RETAIL – 15.7%
Alibaba Group Holding Ltd. (China) (a)	320,712	$3,519,145
JD Health International Inc. (China) (a),(b)	151,171	1,365,082
JD.com Inc. (China)	114,724	3,202,709
Meituan (China) (a),(b)	122,185	2,707,111
MercadoLibre Inc. (Brazil) (a)	2,292	1,939,582
		$12,733,629
SEMICONDUCTOR MANUFACTURING – 14.8%
Andes Technology Corp. (Taiwan)	45,346	$729,777
eMemory Technology Inc. (Taiwan)	40,225	1,737,097
Koh Young Technology Inc. (South Korea)	45,083	457,356
LandMark Optoelectronics Corp. (Taiwan)	190,800	657,114
MediaTek Inc. (Taiwan)	58,182	1,176,378
Silergy Corp. (China)	52,785	745,584
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan)	445,530	6,470,639
		$11,973,945
INTERACTIVE MEDIA & SERVICES – 8.6%
NAVER Corp. (South Korea)	7,260	$1,032,525
Tencent Holdings Ltd. (China)	139,810	5,927,995
		$6,960,520
BANKS – 8.4%
Alinma Bank (Saudi Arabia)	165,152	$1,430,065
Grupo Financiero Banorte S.A.B. de C.V. (Mexico)	164,995	1,184,638
HDFC Bank Ltd. (India)	104,608	2,051,735
ICICI Bank Ltd. (India)	150,263	1,616,195
Vietnam Technological & Commercial Joint Stock Bank (Vietnam) (a)	468,261	513,479
		$6,796,112
REAL ESTATE MANAGEMENT & DEVELOPMENT – 7.6%
Phoenix Mills (The) Ltd. (India)	149,699	$2,570,995
Prestige Estates Projects Ltd. (India)	190,306	1,063,557
Sunteck Realty Ltd. (India)	133,138	529,227
Vincom Retail JSC (Vietnam) (a)	583,226	650,199
Vinhomes JSC (Vietnam) (b)	647,586	1,316,411
		$6,130,389
METALS & MINING – 6.7%
Allkem Ltd. (Australia) (a)	145,316	$1,100,871
Ganfeng Lithium Group Co. Ltd. (China) (b)	168,986	1,252,747
Ivanhoe Mines Ltd. (South Africa) (a)	303,838	2,401,083

Polar Capital Emerging Market Stars Fund
PORTFOLIO OF INVESTMENTS  (Continued)
December 31, 2022 (Unaudited)
COMMON STOCKS — Continued	Shares	Fair Value
Lynas Rare Earths Ltd. (Australia) (a)	135,902	$716,410
		$5,471,111
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS – 6.0%
Samsung Electronics Co. Ltd. (South Korea)	110,274	$4,840,283
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS – 5.1%
Chroma ATE Inc. (Taiwan)	222,871	$1,309,117
Daejoo Electronic Materials Co. Ltd. (South Korea)	18,953	1,068,638
Samsung SDI Co. Ltd. (South Korea)	3,833	1,799,757
		$4,177,512
OIL, GAS & CONSUMABLE FUELS – 4.2%
Reliance Industries Ltd. (India)	110,429	$3,390,238
IT SERVICES – 3.8%
Coforge Ltd. (India)	26,281	$1,234,705
FPT Corp. (Vietnam)	160,060	521,374
Globant S.A. (Argentina) (a)	7,899	1,328,296
		$3,084,375
INSURANCE – 3.1%
AIA Group Ltd. (Hong Kong)	227,212	$2,509,191
MACHINERY – 2.5%
Shenzhen Inovance Technology Co. Ltd. (China)	206,556	$2,070,218
ENTERTAINMENT – 1.7%
Sea Ltd. (Singapore) (a),(c)	26,346	$1,370,782
FOOD & STAPLES RETAILING – 1.6%
Raia Drogasil S.A. (Brazil)	289,661	$1,304,530
ELECTRICAL EQUIPMENT – 1.2%
Sungrow Power Supply Co. Ltd. (China)	59,640	$961,280
APPLICATION SOFTWARE – 1.0%
TOTVS S.A. (Brazil) (a)	154,654	$806,390

Polar Capital Emerging Market Stars Fund
PORTFOLIO OF INVESTMENTS  (Continued)
December 31, 2022 (Unaudited)
COMMON STOCKS — Continued	Shares	Fair Value
HEALTH CARE PROVIDERS & SERVICES – 0.9%
Apollo Hospitals Enterprise Ltd. (India)	14,237	$769,341
HEALTH CARE SUPPLIES – 0.9%
Venus MedTech Hangzhou Inc. (China) (a),(b)	397,530	$721,406
HOUSEHOLD DURABLES – 0.7%
Dixon Technologies India Ltd. (India)	12,154	$572,456
TOTAL COMMON STOCKS–94.5% (Cost $79,223,753)		$76,643,708
PARTICIPATORY NOTES – 0.9%(d)
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS – 0.9%
OPT Machine Vision Tech Co. Ltd. (China) (a)	36,364	$690,492
PREFERRED STOCKS – 1.7%
BANKS – 1.7%
Itau Unibanco Holding S.A. (Brazil) (a)	292,112	$1,383,487
TOTAL INVESTMENTS–97.1% (Cost $81,519,782)		$78,717,687
Other Assets and Liabilities, net – 2.9%		$2,351,289
NET ASSETS–100.0%		$81,068,976

(a)	Non-income producing security.
(b)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, typically only to qualified institutional buyers. Unless otherwise indicated, these securities are not considered to be illiquid.
(c)	This security represents the common stock of a foreign company which trades directly or through an American Depositary Receipt (ADR) on the over-the-counter market or on a U.S. national securities exchange.
(d)	Participation notes are issued by banks or broker-dealers and are designed to offer a return linked to the performance of a particular underlying equity security or market.
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